Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, Beginning, Balance	$ 98,189	$ 91,002
Business combination	277	1,723
Measurement period adjustments	(18)	642
Foreign currency translation adjustments	(3,442)	4,822
Goodwill, Ending, Balance	95,006	98,189
IT professional services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	48,403	43,874
Business combination		1,723
Measurement period adjustments	(18)	614
Foreign currency translation adjustments	(1,694)	2,192
Goodwill, Ending, Balance	46,691	48,403
Software services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	49,786	47,128
Business combination	277
Measurement period adjustments		28
Foreign currency translation adjustments	(1,748)	2,630
Goodwill, Ending, Balance	$ 48,315	$ 49,786